Basis of Presentation and Significant Accounting Policies - Summary of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Balance Sheet [Line Items]
Cash and cash equivalents	$ 108,488	$ 33,412	$ 48,954	$ 40,813	$ 90,857	$ 41,139
Restricted cash		104,026		113,407
Receivables from affiliates		11,181		8,261
Other current assets	10,925	17,087		10,097
Property and equipment, net	2,857,128	2,761,457		2,940,128
Intangible assets, net	179,768	179,486		180,913
Accounts payable	23,038	30,490		33,784
Accrued expenses and other liabilities	70,700	53,571		53,381
Accrued payroll and employee benefits	31,925	26,302		29,867
Parent Company [Member]
Components Of Balance Sheet [Line Items]
Cash and cash equivalents		2,609		630
Restricted cash		6,700		8,193
Receivables from affiliates		49,027		58,214
Other current assets		4,472		4,021
Property and equipment, net		21,005		17,362
Intangible assets, net		347		413
Accounts payable		25,259		26,920
Accrued expenses and other liabilities		25,670		25,975
Accrued payroll and employee benefits		26,052		29,464
Capital lease obligation (related party)		$ 23,852		$ 21,287